Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long term debt and the unamortized discount
The fair value of the debt is classified as Level 2. Given the maturity and variable interest rate on the debt, the book value approximates its fair value. Long term debt and the unamortized discount balances are as follows:

	December 31,	December 31,
	2022	2021

Outstanding principal amount	$30,709	$27,000
Add: accreted liability of final payment fee	407	125
Less: unamortized debt discount, long term	(990)	(1,618)
Less: current portion of long term debt-principal	(9,491)	(1,291)

Debt—net of current portion	$20,635	$24,216

Current portion of long term debt - principal	$9,491	$1,291
Less: current portion of unamortized debt discount	(1,188)	(716)

Debt—current portion	$8,303	$575

Scheduled principal payments on total outstanding debt
Scheduled principal payments on total outstanding debt as of December 31, 2022 are as follows:

Year ending December 31,

2023	$9,491
2024	13,007
2025	8,020
2026	191

$30,709

Scheduled principal payments on total outstanding debt as of December 31, 2021 are as follows:

Year ending December 31,
2022	$702
2023	8,682
2024	11,008
2025	6,608
2026	—

$27,000